BROWN, CUMMINS & BROWN CO., L.P.A.
                             ATTORNEYS AND COUNSELORS AT LAW
                                     3500 CAREW TOWER
J. W. BROWN (1911-1995)              441 VINE STREET
JAMES R. CUMMINS                 CINCINNATI, OHIO  45202
ROBERT S BROWN                   TELEPHONE (513) 381-2121          OF COUNSEL
DONALD S. MENDELSOHN             TELECOPIER (513) 381-2125      GILBERT BETTMAN
LYNNE SKILKEN
AMY G. APPLEGATE
KATHRYN KNUE PRZYWARA
MELANIE S. CORWIN
JOANN M. STRASSER

                                                           June 20, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

         RE:      AmeriPrime Funds, File Nos. 33-96826 and 811-9096

Ladies and Gentlemen:

         On behalf of AmeriPrime Funds, a registered investment company (the "Trust"), we hereby file by EDGAR Post-Effective Amendment No. 8 to the Trust's Registration Statement. The Amendment is being filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 to establish six new series of the
Trust: "MAI Enhanced Index Fund," "MAI Growth & Income Fund," "MAI Aggressive Growth Fund," "MAI High-Yield Income Fund," "MAI Capital Appreciation Fund" and "MAI Global Equity Fund."

         If you have any questions concerning this filing, please contact Donald
S. Mendelsohn at (513) 381-2121.

                                Very truly yours,



                                BROWN, CUMMINS & BROWN CO., L.P.A.

BCB/ama

cc:      Mr. Kenneth Trumpfheller

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     / /
                                                                            --

         Pre-Effective Amendment No.                                        / /

         Post-Effective Amendment No. {^}   8                               /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                     / /
OF 1940

         Amendment No.   9                                                  /X/

                        (Check appropriate box or boxes.)

AmeriPrime Funds - File Nos. 33-96826 and 811-9096

1793 Kingswood Drive, Suite 200, Southlake, Texas             76092
-------------------------------------------------------------------
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas  76092
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Release Date:               , {^} 1997

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) / / on ____________________ pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant continues its election made by the filing of its Registration Statement, effective November 6, 1995, to register an indefinite number and amount of its securities under Rule 24f-2 of the Investment Company Act. Registrant filed, pursuant to paragraph b(1) of Rule 24f-2, a Form 24F-2 for the fiscal year ended October 31, 1996 on December 30, 1996.



            AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                             FOR MAI FAMILY OF FUNDS


ITEM                                        SECTION IN PROSPECTUS

  1..............................           Cover Page
  2..............................           Summary of Fund Expenses
  3..............................           None
  4..............................           The Funds, The MAI Investment
                                            Strategy-- Enhanced Sub-indexing,
                                            Investment Objective and Strategies,
                                            Investment Policies and Techniques,
                                            Operation of the Funds, General
                                            Information
  5..............................           Operation of the Funds
  5A.............................           None
  6..............................           Cover Page, Shareholder Services,
                                            How to Redeem Shares, Dividends
                                            and Distributions, Taxes, Operation
                                            of the Funds, General Information
  7..............................           Cover Page, How to Purchase Fund
                                            Shares, Share Price, Operation of
                                            the Funds
  8..............................           How to Redeem Shares
  9..............................           None
 13..............................           General Information



                             SECTION IN STATEMENT OF
                          ITEM ADDITIONAL INFORMATION

 10..............................           Cover Page
 11..............................           Table of Contents
 12..............................           None
 13..............................           Additional Information About Fund
                                            Investments and Risk Considerations,
                                            Investment Limitations
 14..............................           Trustees and Officers
 15..............................           Description of the Trust
 16..............................           The Investment Advisor, Custodian,
                                            Transfer Agent, Accountants
 17..............................           Portfolio Transactions and Brokerage
 18..............................           Description of the Trust
 19..............................           Determination of Share Price
 20..............................           None
 21..............................           Distributor
 22..............................           Investment Performance
 23..............................           None

                               MAI FAMILY OF FUNDS
PROSPECTUS                                                  _____________, 1997

                                 c/o VAMCO, LLC
                              6575 West Loop South
                                    Suite 110
                              Houston, Texas 77401

       For Information, Shareholder Services and Requests: (800) 351-2078

         o MAI Enhanced Index Fund         o MAI Growth & Income Fund

         o MAI Aggressive Growth Fund      o MAI High-Yield Income Fund

         o MAI Capital Appreciation Fund   o MAI Global Equity Fund

         MAI Family of Funds is a series of six funds, each representing a separate investment portfolio which is part of the AmeriPrime Funds, an open-end management investment company. Sales are made on a "no-load" basis, without sales charge at each Fund's per share net asset value. The investment objective of each Fund is as follows:

         Enhanced Index Fund - long-term capital appreciation

         Capital Appreciation Fund - long-term capital appreciation

         Global Equity Fund - long-term capital appreciation

         Aggressive Growth Fund - long-term capital appreciation

         Growth & Income Fund - long-term capital appreciation, with high current income as a secondary consideration

         High-Yield Income Fund - high current income

The Funds may be used independently or in combination with each other as part of an overall investment strategy.

         MAI is the acronym for "Multi-Advantaged Investing." The MAI approach uses proprietary investment techniques to select from the world's leading market indices bellwether subsets of securities which the Funds' investment adviser believes will provide results superior to the benchmark indices over a full market cycle.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information, dated ___________, 1997, has been filed with the Securities and Exchange Commission ("SEC") which is incorporated herein by reference and can be obtained without charge by calling the Funds at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist the investor in understanding the direct and indirect expenses that may be borne by investors, as a shareholder, in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY.

         Shareholders should be aware that each Fund is no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Funds.

Shareholder Transaction Expenses
---------------------------------------------------------------------------------------------------------------
                           Enhanced       Capital       Aggressive      Growth &      High-Yield      Global
                            Index       Appreciation    Growth Fund   Income Fund       Income        Equity
                             Fund           Fund                                         Fund          Fund
---------------------------------------------------------------------------------------------------------------


Sales Load Imposed on
Purchases                  NONE            NONE          NONE            NONE            NONE          NONE

Sales Load Imposed on
Reinvested Dividends       NONE            NONE          NONE            NONE            NONE          NONE

Deferred Sales Load        NONE            NONE          NONE            NONE            NONE          NONE

Redemption Fees (1)(2)    2.50%            2.50%         2.50%           2.50%           NONE          NONE

Exchange Fees (2)          NONE            NONE          NONE            NONE            NONE          NONE
-----------------------------------------------------------------------------------------------------------------

     (1) A wire redemption charge will be deducted from the amount of a wire redemption payment made at the request of a shareholder.
     (2) Shares held less than 12 months and redeemed (including exchanges) from the Enhanced Index Fund, Capital Appreciation Fund, Aggressive Growth Fund, and Global Equity Fund are subject to a short term redemption fee equal to 2.50% of the net asset value of shares redeemed. Redemption fees are paid to the applicable Fund to reduce expenses. See "How to Redeem Shares" for additional information.

Annual Fund Operating Expenses
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
                                  Enhanced       Capital        Aggressive     Growth &    High-Yield     Global
                                   Index       Appreciation       Growth        Income       Income       Equity
                                    Fund           Fund            Fund          Fund         Fund         Fund

Management Fees                     1.20%          1.20%           1.20%         1.00%        .60%         1.40%

12b-1 Charges                       NONE           NONE            NONE          NONE         NONE         NONE

Other Expenses(3), (after           0.30%          0.30%           0.30%         0.25%       0.20%         0.35%
reimbursement)
-----------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after     1.50%          1.50%           1.50%         1.25%       .80%          1.75%
reimbursement)
=================================================================================================================

     (3) Other Expenses (after reimbursements by the Advisor) of each Fund will not exceed levels set forth.
         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund.

EXAMPLE(4)







         An investor in a Fund would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The 2.50% redemption fee is not included in the expenses because the time periods illustrated are one year or more.

                                1 YEAR       3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------


Enhanced Index Fund              $15          $47            $82          $179

Capital Appreciation Fund        $15          $47            $82          $179

Aggressive Growth Fund           $15          $47            $82          $179

Growth & Income Fund             $13          $40            $69          $151

High-Yield Income Fund           $ 8          $26            $44
Global Equity Fund               $18          $55            $95          $206

(4) The example is based upon estimated total operating expenses for the Fund Series as set forth in the "Annual Operating Expenses" table above. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

                                    THE FUNDS

         The MAI Funds (each a "Fund" and collectively the "Funds") were organized as six separate series of AmeriPrime Funds, an Ohio business trust and open-end investment company (the "Trust"), on _________________, 1997. The Funds represent a convenient way to invest in professionally managed portfolios of high quality securities. This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. Additional information about the Funds may be obtained in writing from the Funds' investment advisor, Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401 (the "Advisor") or by calling the Advisor at 800-351-2078.

              THE MAI INVESTMENT STRATEGY -- ENHANCED SUB-INDEXING

         MAI is the acronym for "Multi-Advantaged Investing." The MAI approach uses a proprietary model to select subsets of securities from the world's leading market indices (such as the Dow Jones Industrial Averages, the Standard & Poor's 500 ("S&P 500") and the Lehman Corporate Bond Index). The selection criteria are based on the premise that the best way to outperform an index of securities is to select a "bellwether" subset of securities which possess the quantitative characteristics that have outperformed the index in the past. The Advisor calls this selection method "Sub-indexing." The Advisor will invest up to 90% of each Fund's portfolio in the "bellwether" subsets of securities from those specific benchmark indices chosen by the Advisor for the applicable Fund. Each Fund's portfolio will be subject to the Advisor's active management, with rotation and rebalancing on a regular basis. The Advisor will use its proprietary methodology to construct a separate covered index option writing program for up to 20% of a Fund's portfolio. The Advisor believes this covered option writing component of Fund's portfolio will deliver incremental total return during periods of market non-performance, thereby reducing the performance volatility (i.e. market cycle risk) of the portfolio. The Advisor calls this MAI approach of investing "Enhanced Sub-indexing" and believes that the approach will achieve superior investment results over a full market cycle.

                       INVESTMENT OBJECTIVE AND STRATEGIES

Enhanced Index Fund

         The investment objective of the Enhanced Index Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in common stocks of companies that make up the Dow Jones Industrial Average (the "DJIA") or the S&P 500. Under normal circumstances, up to 90% of the Fund's portfolio will be invested in subsets of common stock from those indices, selected and managed by the Advisor pursuant to its Enhanced Sub-indexing investment strategy (see "The MAI Investment Strategy--Enhanced Sub-indexing"). Up to 20% of the Fund's portfolio will be allocated to the purchase and covered writing (selling) of equity index options (see "Index Option Program").

Aggressive Growth Fund

         The investment objective of the Aggressive Growth Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in common stocks of emerging growth companies that make up the NASDAQ 100 stocks or the DJIA. Under normal circumstances, up to 90% of the Fund's portfolio will be invested in subsets of common stock from those indices, selected and managed by the Advisor pursuant to its Enhanced Sub-indexing investment strategy (see "The MAI Investment Strategy--Enhanced Sub-indexing"). Up to 20% of the Fund's portfolio will be allocated to the purchase and covered writing (selling) of equity index options (see "Index Option Program").

Capital Appreciation Fund

         The investment objective of the Capital Appreciation Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in common stocks of companies that make up the DJIA. Under normal circumstances, up to 90% of the Fund's portfolio will be invested in subsets of common stock from those indices, selected and managed by the Advisor pursuant to its Enhanced Sub-indexing investment strategy (see "The MAI Investment Strategy--Enhanced Sub- indexing"). Up to 20% of the Fund's portfolio will be allocated to the purchase and covered writing (selling) of equity index options (see "Index Option Program").

Growth and Income Fund

         The investment objective of the Growth and Income Fund is long-term capital appreciation, with high current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in common stocks of companies that make up the Dow Utility Index, the Dow Transportation Index, and the DJIA, as well as common stocks of REITs (real estate investment trusts). Under normal circumstances, up to 90% of the Fund's portfolio will be invested in subsets of common stock from those indices, (as well as REITs) selected and managed by the Advisor pursuant to its Enhanced Sub-indexing investment strategy (see "The MAI Investment Strategy--Enhanced Sub-indexing"). Up to 20% of the Fund's portfolio will be allocated to the purchase and covered writing (selling) of equity index options (see "Index Option Program").

High-Yield Income Fund

         The investment objective of the High-Yield Income Fund is high current income. The Fund seeks to achieve this objective by investing primarily in investment grade (ranked A or better by S&P or Moody's) fixed income debt securities included in the Lehman Corporate Bond Index. Under normal circumstances, up to 90% of the Fund's portfolio will be invested in subsets of fixed income debt securities from that index, selected and managed by the Advisor pursuant to its Enhanced Sub-indexing investment strategy (see "The MAI Investment Strategy--Enhanced Sub-indexing"). Up to 20% of the Fund's portfolio will be allocated to the purchase and covered writing (selling) of index options (see "Index Option Program"). Up to 5% of the Fund's portfolio may consist of inverse floating rate debt securities.

Global Equity Fund

         The investment objective of the Global Equity Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in common stocks of companies that make up the DJIA, the FTSE 100 (London), DAX 30 (Frankfurt), NIKKEI 225 (Tokyo) or HANG SENG 33 (Hong Kong). Under normal circumstances, up to 90% of the Fund's portfolio will be invested in subsets of common stock from those indices, selected and managed by the Advisor pursuant to its Enhanced Sub-indexing investment strategy (see "The MAI Investment Strategy--Enhanced Sub-indexing"). Up to 20% of the Fund's portfolio will be allocated to the purchase and covered writing (selling) of equity index options (see "Index Option Program").

         Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Index Option Program

         The Funds may purchase put and call options and write (sell) covered put and call options on stock indices listed on domestic and international stock exchanges, and engage in related closing transactions. The Advisor intends to invest up to 20% of each Fund's portfolio in a combination of long and short positions in index options, utilizing the proprietary methodology developed by the Advisor. An option on a stock index gives the holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The Advisor may purchase and sell related options contracts on leading market benchmark indices, interest rate or industry segment indices on a fully-hedged basis. To the extent permitted by U.S. federal or state securities laws, the MAI Global Equity Fund may invest in options on foreign stock indices in lieu of direct investment in foreign securities. It may also use foreign stock index options for hedging purposes.

         Because the Advisor will invest in both long and short positions, the Advisor's aggregate investments are positioned to be market neutral. The short side of the option program will consist of sales of index options, while the long side will consist of the purchase of index options (generally for the purpose of hedging the short side). This investment strategy is designed to take advantage of the natural decay of the time value of index options and of what the Advisor believes are inefficiencies in the pricing of index options without attempting to predict the direction or timing of broader market movements. The Advisor anticipates that its investment strategy will perform best in a relatively flat market environment where volatility is equal to or less than historical norms.

         To cover the potential obligations involved in writing option transactions, the Fund will either own a position opposite to the option or hold a portfolio of stocks substantially replicating the movement of the index or, to the extent the Fund does not own such a position or hold such a portfolio, will segregate with the Custodian high grade liquid dept obligations equal to the market value of the stock index option, marked to market daily. Risks associated with writing options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as exposure to an indeterminate liability. Risks associated with purchasing options include the loss of the premium if the option is not exercised. It is not the Advisor's intention to buy options for speculative purposes, or to write options on an uncovered or unhedged basis.

         Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Options may fail as hedging techniques when price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge. Accordingly, successful use by each Fund of options on stock indices will be subject to the Advisor's ability to predict correct movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. A Fund will likely be unable to control losses by closing its position where a liquid secondary market does not exist.

General

         The Advisor generally intends that each Fund will stay fully invested (subject to liquidity requirements) in securities from the indicated benchmark indices and in the index options described under the "Index Option Program," regardless of the movement of stock and bond prices. However, to the extent the portion of a Fund's portfolio allocated to the Index Option Program is not fully invested in options, it may be invested in cash equivalents, U.S. Government repurchase agreements or money market funds (collectively, "Money Market Instruments"). In addition to investing directly in common stocks, each fund (except for the High-Yield Income fund) may invest in S&P Depository Receipts ("SPDRS") and other similar instruments. SPDRS are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the of SPDRS track the movement of the Index relatively closely. For temporary defensive purposes under adverse market conditions, the Fund may hold all or a substantial portion of its assets in Money Market Instruments. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no fund can give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and the Funds have no operating history. Each Fund is a non-diversified fund, and, as such, may present substantially more investment risk and potential for volatility then a mutual fund which is diversified. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of each Fund's investment practices.

                           HOW TO PURCHASE FUND SHARES

         Each Fund is "no-load" and shares of each Fund may be sold to investors on a continuous basis on any day on which the New York Stock Exchange is open for business ("Business Day"), subject to the following minimums: minimum initial investment of $5,000 ($2,000 for retirement accounts) and minimum subsequent investments of $500. These minimums may be waived by the Advisor for accounts participating in the Systematic Investment Plan. Investors choosing to purchase or redeem their shares through a securities dealer or broker/dealer may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund through American Data Services, Inc. (the "Transfer Agent") will not incur charges on purchases or redemptions, except for the short term redemption fee described under "How to Redeem Shares- Redemption Fee." Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.

Initial Purchase

         By Mail - You may purchase shares of each Fund by completing and signing the Ivestment Application Form which accompanies this Prospectus and mailing it, in proper form, together with a check or other negotiable bank draft (subject to the minimum amounts) made payable to MAI Funds-[NAME OF FUND], and sent to the address listed below.


   Mail to                                   Overnight to:

    MAI Family of Funds                        MAI Family of Funds
    c/o American Data Services, Inc.           c/o American Data Services, Inc.
    P.O. Box 5536                              Hauppauge Corporate Center
    Hauppage, NY 11788-0132                    150 Motor Parkway, Suite 120
                                               Hauppauge, NY 11760

         Your purchase of shares of a Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank that is a member of the Federal Reserve System, which may charge you a fee for doing so. If money is to be wired, you must first call the Transfer Agent at 800-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the Investment Application. Then, you should provide your bank with the following information for purposes of wiring funds for your investment:


Star Bank, N.A. Cinti/Trust                   for MAI Enhanced Index Fund
ABA #0420-0001-3                               D.D.A. #

MAI Account Name  __________                  for MAI Aggressive Growth Fund
(write in shareholder name)                    D.D.A. #

For the MAI Account #__________               for MAI Capital Appreciation Fund
(write in account number)                      D.D.A. #

                                              for MAI Growth & Income Fund
                                               D.D.A. #

                                              for MAI High-Yield Income Fund
                                               D.D.A. #

                                              for MAI Global Equity Fund
                                               D.D.A. #

         You are required to mail a signed Investment Application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund; each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund reserves the right to charge shareholders for this service.

Additional Purchases

         You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire, or under the Systematic Investment Plan. Each additional mail purchase request must contain your name, the name of your MAI account(s), your MAI account number(s), and the Fund name. Checks or other negotiable bank drafts should be made payable to MAI Funds-[NAME OF FUND] and should be sent to the address listed above. A bank wire should be made through the wire procedures described above which must include your MAI account name(s), your MAI account number(s) and the name of the Fund.

Additional Information

         Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each of the Funds and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds.

         If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                              SHAREHOLDER SERVICES

Shareholder Inquiries and Services Offered

         If you have any questions about the Funds or shareholder services described below, please call the Funds at 1-800-351- 2078. Written inquiries may be sent to American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 120, Hauppauge, NY 11760.

Systematic Investment Plan

         You may conveniently make regular monthly or quarterly purchases of shares in a Fund by completing the appropriate section of the Investment Application and attaching a voided personal check. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Fund despite then fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Fund. Dollar-cost averaging results in more shares being purchased when a Fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Through the Systematic Investment Plan, shares are purchased by your authorization of the automatic transfer of funds from your designated checking, savings or money market account (minimum of $100 per transaction per Fund) on the first or fifteenth of the month or quarter you select. You may change the amount of your monthly purchase at any time.

Systematic Withdrawal Plan

         As another convenience, the Funds offer a Systematic Withdrawal Plan whereby you may receive current income while maintaining investments in a Fund. The Systematic Withdrawal Plan permits you to have payments of $100 or more automatically transferred from your account(s) in the Fund(s) to your designated checking, savings or money market account on a monthly or quarterly basis. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Plan. This Program may be terminated by a shareholder or the Fund(s) at any time without charge or penalty and will become effective five business days following receipt of your instructions. Shares will be sold within three business days before month-end. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

Exchange Privileges

         Once payment for your shares has been received and a MAI account established, you may exchange some or all of your shares for shares of another MAI Fund currently available to the public. Exchanges will be made at net asset value.

Tax Sheltered Retirement Plans

         A variety of tax-sheltered retirement plans are available to shareholders of Funds which seek capital appreciation as their investment objective, including individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the application procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You may obtain information about the IRA custodial fees from the Transfer Agent.

                              HOW TO REDEEM SHARES

         Redemption orders received by the Transfer Agent prior to 4:00 p.m. EST for a Fund on any Business Day will be effective that day. All redemptions will be made at the net asset value next determined after the redemption request has been received by the Transfer Agent in "proper order." Shareholders may receive redemption payments in the form of a check or Federal Reserve wire transfer, as promptly as possible and, in any event, within seven days after the redemption order is received; however, redemption proceeds for shares purchased by check will be forwarded only upon collection of payment for such shares. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Shareholders choosing to purchase or redeem their shares through a securities dealer may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:
   Mail to                                   Overnight to:

    MAI Family of Funds                        MAI Family of Funds
    c/o American Data Services, Inc.           c/o American Data Services, Inc.
    P.O. Box 5536                              Hauppauge Corporate Center
    Hauppage, NY 11788-0132                    150 Motor Parkway, Suite 120
                               Hauppauge, NY 11760


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, MAI account number, MAI account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of each of the Funds or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling the Transfer Agent at (800) 351-2078. You must first complete the Optional Telephone Redemption and Exchange section of the Investment Application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or other Shareholder Services. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail or overnight delivery.

Redemption Fee

         Shares held less than 12 months and redeemed (including exchanges) from the Enhanced Index Fund, Aggressive Growth Fund, Capital Appreciation Fund and Global Equity Fund are subject to a short term redemption fee equal to 2.50% of the net asset value of shares redeemed. Solely for purposes of calculating the one-year holding period, the Funds use the "first-in, first out" (FIFO) method. That is, the date of any redemption or exchange will be compared to the earliest purchase date. If this holding period is less than one year, the fee will be assessed. The fee will be prorated if a portion of the shares being redeemed or exchanged has been held for more than one year. Shares acquired through reinvested dividend or capital gain distributions are exempt from the fee.

Additional Information

         If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 351-2078. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Minimum Account Size

         Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to require that any Shareholder redeem shares in any account if, as a result of redemptions, the value of that account drops below [$2,500]. You will be allowed 30 days, after notice by the Fund, to make an additional investment to bring your account up to at least [$2,500] before the redemption is processed. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. Each share of each Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                                   SHARE PRICE

         The net asset value of each share in a Fund is determined by dividing the total market value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of trading on the New York Stock Exchange (4:00 p.m., Eastern time) on each Business Day and can be expected to fluctuate.

         Equity securities which are traded on any exchange or on the NASDAQ Over-The-Counter Market (OTC), are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, or when the Advisor determines the last bid price does not accurately reflect the current value, securities are valued in good faith by the Advisor, subject to review of the Board of Trustees.

         Debt securities are valued by using market quotations or, alternatively, on the basis of prices furnished by a pricing service, when the Advisor believes such prices more accurately reflect their fair market value. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, securities are valued at fair value in good faith by the Advisor, subject to review of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the Investment Application or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The  summary  of  federal   income  tax   consequences   applicable  to
investments in the Funds is based upon current tax laws and regulations which are subject to change.

Tax Status of the Funds

         Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the other Funds. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Tax Status of Distributions

         For federal income tax purposes, dividends paid by each Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the current tax law, all distributions of net capital gains to individuals are taxed at the same marginal rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult with their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the Investment Application, each of the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, each Fund will be required to withhold and remit to the Internal Revenue Service 31% of gross dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account of the shareholder failing to provide the information.

Tax Treatment of Transactions

         Each sale, exchange or redemption of a Fund's shares is a taxable event to the shareholder. Income derived by a Fund portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Global Equity Fund expects to be able to treat shareholders as having paid their proportionate share of such foreign taxes.

                             OPERATION OF THE FUNDS

The Funds

         Each Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Funds retain various organizations to perform specialized services under outsourcing contracts.

The Advisor

         Each Fund has engaged Vuong Asset Management Company, LLC ("VAMCO") a Texas-based limited liability company, 6575 West Loop South, Suite 110, Houston, Texas 77401 (the "Advisor") to manage the assets of each Fund and is authorized to pay the Advisor a fee equal to an annualized rate, as a percentage of the respective Fund's average daily net assets, of 1.20% for the Enhanced Index Fund, Capital Appreciation Fund and Aggressive Growth Fund; 1.00% for the Growth & Income Fund; 0.60% for the High-Yield Income Fund and 1.40% for the Global Equity Fund.

         VAMCO is a Registered Investment Adviser with the SEC and has provided investment management services to private clients and institutional investors since 1995, similar to those employed to manage each Fund. Qui T. Vuong serves as the Chairman and Chief Investment Officer of VAMCO and has been responsible for the day-to-day management of each Fund since its inception. Mr. Vuong has provided investment management service to private clients, investment partnerships and private hedge funds since 1992, using techniques similar to those employed to manage each Fund.

         VAMCO is jointly owned by Qui T. Vuong, a graduate of Princeton University, Quyen Vuong, a graduate of Yale University and Stanford Business School, and Diep Vuong, a graduate of Harvard University. The unique investment technology platform offered to each of the Funds is a result of nearly 20 years of combined professional experience in the investment and securities business.

Fund Expenses

         Each Fund is responsible for the payment of all organizational and operating expenses of the Fund, including brokerage fees and commissions; taxes or governmental fees; interest; fees and expenses of the non-interested person trustees; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Funds in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to Fund shareholders; the cost of printing or preparing statements, reports or other documents to shareholders; expenses of shareholders' meetings and proxy solicitations; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto. The Fund will only be liable for organizational expenses when the combined assets reach $10,000,000 or when the Funds have been in existence for at least one year.

The Administrator

         The Funds retain AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Administrator") to manage the Funds' business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.050% of each Fund's average daily net assets (subject to a minimum annual payment of $20,000). The services of the Administrator are operating expenses paid by each Fund.

The Transfer Agent

         The Fund retain American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 120, Hauppauge, New York 11760 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The services of the Transfer Agent are operating expenses paid by each Fund.

The Co-Distributors

         The Funds retain AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 to act as a co-distributor of each Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and AmeriPrime Financial Services, Inc., is an officer and trustee of the Trust. In addition, the Funds retain Omni Financial Group, LLC, 6575 West Loop South, Suite 110, Bellaire, Texas 77401, which is affiliated with the Advisor, to act as co- distributor of each Fund's shares. No compensation is paid to either co-distributor for distribution services.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Funds) may pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Custodian

         Star Bank N.A., P.O. Box 1118, Cincinnati, Ohio 45202 serves as custodian to each of the Funds. The custodian holds cash, securities and other assets of each of the funds as required by the Investment Company Act of 1940, as amended.

                               GENERAL INFORMATION

Fundamental Policies

         The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the applicable Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

Portfolio Turnover

         No Fund intends to purchase or sell securities for short term trading purposes. However, if the objectives of a Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that portfolio turnover will generally not exceed 100% for each Fund. Actual holding period will vary by type of security and market conditions.


Shareholder Rights

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Funds subject to the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share owned and fractional votes for fractional shares owned. All shares of a Fund have equal voting rights and liquidation rights.

         Each Fund acknowledges that it is solely responsible for the information or any lack of information about it in this joint Prospectus and in the joint Statement of Additional Information, and no other Fund is responsible therefor. There is a possibility that one Fund might be deemed liable for misstatements or omissions regarding another Fund in this Prospectus or in the joint Statement of Additional Information; however, the Funds deem this possibility slight.

                             PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         Each Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for each Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the Lehman Corporate Bond Index or the Dow Jones Industrial Average, as well as other indices, such as the Morgan Stanley REIT Index or the BBG REIT Large Cap Index.

         THE ADVERTISED PERFORMANCE DATA OF EACH FUND IS BASED ON HISTORICAL PERFORMANCE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. RATES OF TOTAL RETURN QUOTED BY A FUND MAY BE HIGHER OR LOWER THAN PAST QUOTATIONS, AND THERE CAN BE NO ASSURANCE THAT ANY RATE OF TOTAL RETURN WILL BE MAINTAINED. THE
PRINCIPAL VALUE OF AN INVESTMENT IN EACH FUND WILL FLUCTUATE SO THAT A SHAREHOLDER'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE SHAREHOLDER'S ORIGINAL INVESTMENT.

                       INVESTMENT POLICIES AND TECHNIQUES

         This section contains general information about various types of securities and investment techniques that each Fund may purchase.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents such as convertible preferred stock and convertible debentures, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Each Fund will not invest more than 25% of its net assets in convertible preferred stock, convertible debentures, rights or warrants.

Debt Securities

         Each Fund may buy debt securities of all types and qualities issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit.

Corporate Debt Securities

         Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated A or higher by Standard & Poor's Corporation, or Moody's Investors Services, Inc., or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

Repurchase Agreements

         In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back later at a higher price. The repurchase date is usually within seven days of the original purchase. If the other party to a repurchase agreement becomes bankrupt or otherwise defaults on its obligation to repurchase the security, a Fund may experience delays in recovering its cash. To the extent that the value of the security purchased has decreased in the meantime, the Fund could experience a loss. Each Fund's repurchase agreements are fully collateralized.

Securities Lending

         Each Fund may lend securities to broker-dealers and other institutions as a means of earning additional income. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with a Fund at least equal to 100% of the current market value of the loaned securities. A Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter when the Board of Trustees determines voting to be in a Fund's interest. If the borrower becomes bankrupt or otherwise defaults on its obligations, a Fund could experience delays in recovering its securities. To the extent that, in the meantime, the value of securities loaned had increased, a Fund could experience a loss if the borrower had not maintained sufficient collateral.

Investment Advisor

         VAMCO, LLC
         6575 West Loop South, Suite 110
         Houston, Texas  77401

Administrator

         AmeriPrime Financial Services, Inc.
         1793 Kingswood Drive, Suite 200
         Southlake, Texas  76092

Custodian

         Star Bank, N.A.
         P.O. Box 1118
         Cincinnati, Ohio  45202

Co-Distributors

         AmeriPrime Financial Services, Inc.
         1793 Kingswood Drive, Suite 200
         Southlake, Texas  76092
                  and
         Omni Financial Group, LLC
         6575 West Loop South, Suite 110
         Houston, Texas  77401

Transfer Agent (all purchase and redemption requests)
         American Data Services, Inc.
         Hauppauge Corporate Center
         150 Motor Parkway, Suite 120
         Hauppauge, New York 11760

Independent Auditors
         McCurdy & Associates CPA's, Inc.
         27955 Clemens Road
         Westlake, Ohio  44145

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by each Fund. This Prospectus does not constitute an offer by any of the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES................................................... 2

THE FUNDS............................... .................................. 3

The MAI Investment Strategy -- Enhanced Sub-indexing....................... 3

Investment Objective and Strategies........................................ 3

     Enhanced Index Fund................................................... 3
     Aggressive Growth Fund................................................ 3
     Capital Appreciation Fund............................................. 4
     Growth and Income Fund................................................ 4
     High-Yield Income Fund................................................ 4
     Global Equity Fund.................................................... 4
     Index Option Program.................................................. 5
     General .............................................................. 5

HOW TO PURCHASE FUND SHARES.................................. ............. 5

Initial Purchase........................................................... 6
Additional Purchases....................................................... 7
Additional Information..................................................... 7

SHAREHOLDER SERVICES....................................................... 7

Shareholder Inquiries and Services Offered................................. 7
Systematic Investment Plan................................................. 7
Systematic Withdrawal Plan................................................. 7
Exchange Privileges........................................................ 7
Tax Sheltered Retirement Plans............................................. 8

HOW TO REDEEM SHARES....................................................... 8

Redemption Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Additional Information..................................................... 9
Minimum Account Size....................................................... 9

SHARE PRICE................................................................ 9

DIVIDENDS AND DISTRIBUTIONS................................................ 9

TAXES..................................................................... 10

Tax Status of the Funds................................................... 10
Tax Status of Distributions............................................... 10
Tax Treatment of Transactions............................................. 10

OPERATION OF THE FUNDS.................................................... 10

The Funds................................................................. 10
The Advisor............................................................... 11
Fund Expenses............................................................. 11
The Administrator......................................................... 11
The Transfer Agent........................................................ 11

The Co-Distributors....................................................... 11
Custodian................................................................. 12

GENERAL INFORMATION....................................................... 12

Fundamental Policies...................................................... 12
Turnover.................................................................. 12
Shareholder Rights........................................................ 12

PERFORMANCE INFORMATION................................................... 12

GLOSSARY OF PERMITTED INVESTMENTS......................................... 13

Equity Securities......................................................... 13
Debt Securities........................................................... 13
Corporate Debt Securities................................................. 13
U.S. Government Obligations............................................... 13
Repurchase Agreements..................................................... 13
Securities Lending........................................................ 13

                               MAI FAMILY OF FUNDS




                       STATEMENT OF ADDITIONAL INFORMATION



                             ________________, 1997










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the MAI Family of Funds dated ___________, 1997. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11760, or by calling 1-800-____-____.

                                TABLE OF CONTENTS

                                                                           Page


DESCRIPTION OF THE TRUST.........  ........................................-1-

ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS........................................-1-

INVESTMENT LIMITATIONS.....................................................-6-

THE INVESTMENT ADVISOR.....................................................-8-

TRUSTEES AND OFFICERS......................................................-9-

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................-10-

DETERMINATION OF SHARE PRICE..............................................-11-

INVESTMENT PERFORMANCE....................................................-11-

CUSTODIAN.................................................................-12-

TRANSFER AGENT............................................................-12-

ACCOUNTANTS...............................................................-12-

DISTRIBUTOR...............................................................-12-

                            DESCRIPTION OF THE TRUST

         MAI Enhanced Index Funds, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (each a "Fund" or collectively the "Funds") were organized as series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees, and are referred to, and may conduct business as, the "MAI Family of Funds."

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Funds, see "How to Purchase Fund Shares," "Shareholder Services" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Share Price" in the Funds' Prospectus.

                        ADDITIONAL INFORMATION ABOUT FUND
                       INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments each Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies", "Risk Considerations" and "Investment Policies and Techniques").


     A. Inverse Floating Rate Obligations. Each Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float inversely to an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Fund will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot invest.

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

     B. Options on Securities Indices. Each Fund may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a `closing sale transaction' which involves liquidating the Fund's position by selling the option previously purchased.

         When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the Custodian for the Fund.

         Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the Advisor believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in a Fund's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate Fund securities to meet settlement obligations.

         C. Securities Lending. Each Fund may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

         The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

                             INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.
     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of Fund securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.
         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Funds will not make loans to other persons, except (a) by loaning Fund securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
         3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and this Statement of Additional Information.

     5. Illiquid Securities. Neither Fund will invest more than 15% of its net assets in illiquid securities.
                             THE INVESTMENT ADVISOR

         The Funds' investment advisor is Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401 (the "Advisor"). The Advisor is jointly owned by Qui T. Vuong, Quyen Vuong and Diep Vuong.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the MAI Enhanced Index Fund, MAI Capital Appreciation Fund and MAI Aggressive Grown Fund, 1.00% of the average daily net assets of the MAI Growth & Income Fund, 0.60% of the average daily net assets of the MAI High-Yield Income Fund and 1.40% of the average daily net assets of the Global Equity Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "MAI" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "MAI" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS




         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the
Investment Company Act of 1940, is indicated by an asterisk.
==================================================================================================================================
         Name, Age and Address   Position                        Principal Occupations During
                                                                            Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------

* Kenneth D. Trumpfheller        President and Trustee             President, Treasurer and Secretary of
Age:  38                                                           AmeriPrime Financial Services, Inc.,
1793 Kingswood Drive                                               the Funds' administrator, and
Suite 200                                                          AmeriPrime Financial Securities, Inc.,
Southlake, Texas  76092                                            the Funds' distributor.  Prior to
                                                                   December 1994,a senior client executive
                                                                   with SEI Financial Services

----------------------------------------------------------------------------------------------------------------------------------
Julie A. Feleo                   Secretary, Treasurer              Secretary, Treasurer and Chief
Age:  30                                                           Financial Officer of AmeriPrime
1793 Kingswood Drive                                               Financial Services, Inc. and
Suite 200                                                          AmeriPrime Financial Securities, Inc.;
Southlake, Texas  76092                                            Fund Reporting Analyst at Fidelity
                                                                   Investments  from  1993  to  1997;  Fund
                                                                   Accounting  Analyst  at  Fidelity Investments
                                                                   in 1993. Prior to 1993,  Accounting Manager
                                                                   at Windows Presentation Manager Association.
----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                  Trustee                             President of Clare Energy, Inc., oil and
Age:  39                                                           gas exploration company; International
2001 Indianwood Ave.                                               Marketing Manager of Carbo Ceramics
Broken Arrow, OK  74012                                            Inc., oil field manufacturing/supply
                                                                   company; President, Chandler
                                                                   Engineering Company, L.L.C.
----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel            Trustee                             President and Director of Heritage
Age:  49                                                           Trust Company; Director, Vice
600 Jefferson Street                                               President and Chief Investment Officer
Houston, Texas  70002                                              of Legacy Trust Company from 1994-
                                                                   1995; Vice President and Manager of
                                                                   Investments of Kanaly Trust Company from
                                                                   1988 to 1992.
===============================================================================

         Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1996 is set forth in the following table:

===============================================================================

                               Total Compensation
                            from Trust (the Trust is
                Name                               not in a Fund Complex)
-------------------------------------------------------------------------------
Kenneth D. Trumpfheller                                       0
-------------------------------------------------------------------------------
Steve L. Cobb                                              $4,000
-------------------------------------------------------------------------------
Gary E. Hippenstiel                                        $4,000
===============================================================================

                         PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as size of the individual orders and transactions costs, when the advisor believes an adjustment is reasonable.

                          DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

                             INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                  applicable period of the hypothetical $1,000
                     investment made at the beginning of the
                               applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         Each Fund's investment performance will vary depending upon market conditions, the composition of each Fund's Fund and operating expenses of each Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the Fund holdings of the Fund or considered to be representative of the market in general.

         In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                    CUSTODIAN

         Star  Bank,  N.A.,  425  Walnut  Street,  Cincinnati,  Ohio  45202,  is
Custodian of each Funds investments. The Custodian acts as each Fund's depository, safekeeps its Fund securities, collects all income and other payments with respect thereto, disburses funds at a Fund's request and maintains records in connection with its duties.

                                 TRANSFER AGENT

         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11760, acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides each Fund with certain monthly reports, record-keeping and other management-related services.

                                   ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1997. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                                   DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, and Omni Financial Group, LLC, 6575 West Loop South, Suite 110, Bellaire, Texas 77401 are the agents for distribution of shares of each Fund. The co-distributors are obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

                                AmeriPrime Funds

PART C.      OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (a)      Included in Part A:  None
                      Included in Part B:  None
             (b)      Exhibits

                       (1) (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

                               (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective
                     Amendment No. 1, is hereby incorporated
                                  by reference.

                  (iii) Copy of Amendment No. 2 to Registrant's
                         Declaration of Trust, which was
                             filed as an Exhibit to
                    Registrant's Post-Effective Amendment No.
                     1, is hereby incorporated by reference.

                               (iv)   Copy of Amendment No. 3 to Registrant's
                     Declaration of Trust,which was filed as
                    an Exhibit to Registrant's Post-Effective
                     Amendment No. 4, is hereby incorporated
                                  by reference.


                               (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective

                      {^r}     (vi)    Copy of Amendment No. 5 and Amendment No.
                    6 to Registrant's Declaration of Trust is filed herewith.Amendment No. 4, is hereby incorporated by reference.{/r}

                       (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's
                                Registration     Statement,     is    hereby
                                incorporated by reference.

                       (3)      Voting Trust Agreements - None.

                       (4)      Specimen of Share Certificates - None.

                       (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income ] Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.




                                                          {^r}  -1-{^/r}

                           (ii)    Copy of Registrant's Management Agreement
                                   with Jenswold, King  &   Associates, Adviser
                                   to Fountainhead Special Value Fund,{^} is
                                 filed herewith.

                         (iii) Copy of Registrant's Management Agreement with Advanced Investment Technology, Inc., Adviser to AIT Vision U.S.Equity Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

                          (iv) Copy of Registrant's Management Agreement with GLOBALT Inc., Adviser to GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                          (v) Copy of Registrant's Management Agreement with Newport Investment Advisors, Inc., Adviser to the MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

                          (vi)    Copy  of   Registrant's   Management
                                  Agreement     with    IMS    Capital
                                  Management, Inc., Adviser to the IMS Capital
                                  Value Fund,  which was filed as  an   Exhibit
                                  to Registrant's Post-Effective  Amendment
                                  No. 2, is hereby incorporated by reference.

                         (vii)    Copy of Registrant's{^} Management Agreement
                                  with Commonwealth   Advisors,   Inc.,  Adviser
                                  to {^}Florida  Street Bond Fund and {^}
                                  Florida  Street Growth Fund,
                                  is filed herewith.

                         (viii) Copy of Registrant's {^}Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, is filed herewith.

                          {^r}(ix) Copy  of  Registrant's   proposed  Management
                                   Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"), is filed herewith. {/r}

                         {^r}  (6)     Copy of Registrant's Amended and Restated
                                   Underwriting Agreement with AmeriPrime Financial Securities, Inc., is filed herewith.{/r)

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of
                                    Directors or Officers - None.





                                                          {^r} -2-{^/r}

                           (8) {r} (i) {/r}Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                                 {r}  (ii)Copy of Registrant's Appendix B to
                                       the Agreement with the Custodian,
                                       Star Bank, N.A., is filed herewith.{/r}

                           (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial
                      Services, Inc., which was filed as an
                      Exhibit to Registrant's Pre-Effective
                   Amendment No. 1, is hereby incorporated by
                                   reference.

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

                           (11)     Consent of independent public accountants
                                    - None.

                           (12)     Financial Statements Omitted from
                                    Item 23 - None.

                           (13) Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15)     (i)     Copy of Registrant's Rule 12b-1
                                            Distribution Plan for The
                                            MAXIM Contrarian Fund, which was
                                            filed as an Exhibit to the
                                            Registrant's Post-Effective
                                            Amendment No. 1, is hereby
                                            incorporated by reference.

                                    (ii)    Copy of Registrant's Rule 12b-1
                                            Service Agreement for The
                                            MAXIM Contrarian Fund, which was
                                            filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 1, is hereby
                                            incorporated by reference.

                           (16) Schedule for Computation of Each Performance Quotation - None.

                           (17)     Financial Data Schedule - None.

                           (18)     Rule 18f-3 Plan - None.

                           (19)     (i)     Power of Attorney for Registrant and
                                            Certificate with respect, thereto,
                                            which were filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 5, are hereby
                                            incorporated by reference.





                                                        {^r}  -3-{^/r}

                                    (ii)    Powers of Attorney for Trustees and
                                            Officers which were filed
                                            as an Exhibit to Registrant's Post-
                                            Effective Amendment No. 5, are
                                            hereby incorporated by reference.

                                 {^r)(iii)   Power of Attorney for the Treasurer
                                            of the Trust is filed herewith.{^/r)




Item 25. Persons Controlled by or Under Common Control with the Registrant (As of March 1, 1997

               The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund, Roger E. King,
    {^r} Robert E.  Walsh  and the  Jenswold,  King &  Associates,  Inc.{^/r)
     Profit Sharing Plan may be deemed to control the Fountainhead Special Value Fund, and Cheryl and Kenneth Holeski may be deemed to control The MAXIM Contrarian Fund, as a result of their respective beneficial ownership of those Funds.
Item 26.          Number of Holders of Securities {^r)(as of May 30, 1997){^/r}
--------          ----------------------------------------------------

      Title of Class                         Number of Record Holders

{^r)Carl Domino Equity Income Fund                       54
Fountainhead Special Value Fund                      34{^/r}
AIT Vision U.S. Equity Portfolio                   {^r}  28
GLOBALT Growth Fund                                {^r} 53
The MAXIM Contrarian Fund                          {^r}42
IMS Capital Value Fund                             {^r} 249
{^r}Florida Street Income Fund                           0
{^r}Florida Street Equity Fund                           0
Corbin Small-Cap Value Fund                          0
{^r}MAI Enhanced Index Fund                              0
MAI Growth and Income Fund                           0
MAI Aggressive Growth Fund                           0
MAI High-Yield Income Fund                           0
MAI Capital Appreciation Fund                        0
MAI Global Equity Fund                               0{^/r}

Item 27.          Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                    Section 6.4 Indemnification of Trustees,
                     Officers, etc. Subject to and except as
                   otherwise provided in the Securities Act of
                                   1933, as amended, and the 1940 Act,
                                   the Trust shall




                                                     {^r}      -4-{^/r}
                   indemnify  each  of  its  Trustees  and  officers  (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities,
                  including         but  not   limited   to   amounts   paid  in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any   liability   to   the   Trust   or  its
                                    Shareholders  to which such  Covered  Person
                                    would  otherwise  be  subject  by  reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                        Section 6.5 Advances of Expenses.
                   The Trust shall advance attorneys' fees or
                   other expenses incurred by a Covered Person
                  in defending a proceeding to the full extent
                   permitted by the Securities Act of 1933, as
                  amended, the 1940 Act, and Ohio Revised Code
                   Chapter 1707, as amended. In the event any
                    of these laws conflict with Ohio Revised
                   Code Section 1701.13(E), as amended, these
                     laws, and not Ohio Revised Code Section
                            1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.





                                                         {^r}   -5-{^/r}

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others.Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.
                           In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, is a registered investment adviser.

                           (1) CDA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.





                                                            {^r}-6-{^/r}

                                    (a)     Penn Independent Corp., a partner in
                                            CDA, is an insurance holding company
                                            that  operates  a  premium   finance
                                            company,  a surplus lines  insurance
                                            company and a wholesale insurance
                                            agency.

                                    (b)     James E. Heerin, Jr., an officer of
                                            CDA, is vice president and general
                                            counsel of Penn Independent Corp.
                                            and an officer and director
                                            of Shrimp Culture II, Inc., both at
                                            420 South York Road, Hatboro, PA
                                            19040.  Shrimp Culture II, Inc.
                                            raises and sells shrimp.

                                    (c)     Lawrence Katz, a partner in CDA, is
                        an orthopedic surgeon in private
                                    practice.

                                    (d)     Saltzman Partners, a partner in CDA,
                                            is a limited partnership that
                                            invests in companies and businesses.

                                    (e)     Cango Inversiones, SA, a partner in
                        CDA, is a foreign business entity
                       that invests in U.S. companies and
                                   businesses.

                  B. Jenswold, King & Associates, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("JKA"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

                           (1) JKA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of JKA during the past two years.

                                    (a)     John Servis, a director of JKA, is a
                                            licensed real estate broker.

                  C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

                           (1) AIT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

                                    (a)     Dean S. Barr, director and the CEO
                       of AIT,was the managing director of




                                                          {^r} -7-{^/r}

                          LBS Capital Management, Inc.,
                              311 Park Place Blvd.,
                       Clearwater, Florida from 1989-1996.

                                    (b)     Mani Ganesh, a director and the vice
                         president of AIT, was the vice
                      president of LBS Capital Management,
                              Inc. from 1989-1996.

                                    (c)     Scott P. Mason, a director of AIT is
                           also a professor at Harvard
                                   University.

                                    (d)     Raymond L.  Killian,  a director  of
                                            AIT and the chief executive  officer
                                            of  Investment   Technology   Group,
                                            Inc., 900 3rd Avenue, New York, New
                                            York.

                                    (e)     David C. Cushing, a director of AIT
                                            ands  registered representative of
                                            Investment Technology Group, Inc.

                                    (f)     Lisa  A.  Sloan,   chief   operating
                                            officer  of  AIT  was   director  of
                                            operations     of    LBS     Capital
                                            Management,  Inc.,  311  Park  Place
                                            Blvd.,   Suite   330,    Clearwater,
                                            Florida.  From  1995-1996  she was a
                                            technical  controller  with  Salomon
                                            Brothers,  Inc.,  8800 Hidden  River
                                            Parkway, Tampa, Florida.

                  D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

                           (1) GLOBALT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

                                    (a)     Gregory S. Paulette, an officer of
                       GLOBALT,is the president of GLOBALT
                        Capital Management, a division of
                                            GLOBALT.

                  E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.

                           (1) Newport has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.




                                                      {^r}      -8-{^/r}

                                    (a)     Kenneth Holeski, president of
                                            Newport is the vice president of
                                            Newport Evaluation Services, Inc., a
                                            fiduciary consultingbusiness at
                                            20600 Chagrin Boulevard, Shaker
                                            Heights, Ohio  44122, and a
                                            registered  representative of WRP
                                            Investments, Inc., 4407  Belmont
                                            Avenue, Youngstown, Ohio  44505, a
                                            registered broker/dealer.

                                    (b)     Donn M. Goodman, vice president of
                                            Newport, is the president of Newport
                                            Evaluation Services, Inc.

                  F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

                           (1) IMS has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

                  G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the{^r} Florida Street {^/r}Bond Fund and the {^r}Floria Street {^/r}Growth Fund, is a registered investment advisor.

                           (1) CommonWealth has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

                                    (a)     Walter A. Morales, President/Chief
                                            Investment Officer of CommonWealth
                                            was the Director of an insurance/
                                            broadcasting corporation, Guaranty
                                            Corporation, 929 Government Street,
                                            Baton Rouge, Louisiana  70802 from
                                            August 1994 to February 1996.
                                            From September 1994 through the
                                            present, a registered representative
                                            of a Broker/Dealer company,
                                            Securities Service Network,
                                            2225 Peters Road, Knoxville,
                                            Knoxville, Tennessee  37923.
                                            Beginning August 1995 through the
                                            present, an instructor at the
                                            University of Southwestern Louisiana
                                            in Lafayette, Louisiana.

                  H. Corbin & Company, 320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the




                                                      {^r}      -9-{^/r}

                           Corbin   Small-Cap   Value  Fund,   is  a  registered
                           investment adviser.

                           (1) Corbin has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years.

                                    (a)     Barbara E. Shields,  Vice  President
                                            for Legal Affairs of Corbin, was the
                                            Vice  President  and a trust officer
                                            for Central  Bank & Trust,  P.O. Box
                                            2138,  Fort  Worth,  Texas from June
                                            1994 to December 1995.

                                    (b)     Jeffrey  D.   Ressetar,   the  Chief
                                            Financial  Officer of Corbin,  was a
                                            securities        analyst/operations
                                            manager  for a  private  foundation,
                                            the  William C.  Conner  Educational
                                            Fund, at Texas Christian  University
                                            in Fort Worth,  Texas from June 1995
                                            to December 1995.

           {^r}    I.       Vuong Asset Management Company, LLC, 6575 West Loop
                           South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registereed investment adviser.

              (1) VAMCO has engaged in no other business during the
                             past two fiscal years.

                           (2) The   following   list  sets  forth   substantial
                               business activities of the directors and officers of VAMCO during the past two years.


                              (a)      Qui Tu Vuong, the Chief Investment
                                       Officer and head of Equity Asset Manage-ment of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager /Equities Regulation Representative of Omni Financial Group, LLC, a Securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170 Bellaire, Texas 77401; and from August 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage
{^/r}




                                                          {^r} -10-{^/r}
                    corporation at 6575 West Loop South #170
                             Bellaire, Texas 77401.

                             (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group,LLC.

                             (c) Canh Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co-Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April 1990 through January, 1996.

Item 29.          Principal Underwriters

                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

               {^r}  B.       Omni  Financial  Group,  LLC  ("OMNI")  acts  as
                           co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, hold no offices or position with the Registrant.{^/r}

Item 30.          Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.

Item 31.          Management Services Not Discussed in Parts A or B

                  None.

Item 32.          Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.








                  (c) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Fountainhead Special Value Fund registration.

                  (d) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the {^r}Florida Street {^/r} Growth Fund, the {^r}Florida Street {^/r} Bond Fund, and the Corbin Small-Cap Value Fund registration.

         {^r}   -11-{^/r}

             {^r} (e) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the MAI Family of Funds
                           registration.   {^/r}

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 20th day of June 1997.


                                AmeriPrime Funds


                              By:
                              Donald S. Mendelsohn,
                                Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee                           By:_________________________
                                                   Donald S. Mendelsohn,
Julie A. Feleo, Treasurer                          Attorney-in-Fact

Steve L. Cobb, Trustee                             June 20, 1997

Gary E. Hippenstiel, Trustee

                                                                  EXHIBIT INDEX

                                                                        EXHIBIT

 1.      Amendment No. 5 to Registrant's Declaration
         of Trust ....................................................EX-99.B1.1

 2.      Amendment No. 6 to Registrant's Declaration
         of Trust.....................................................EX-99.B1.2

 3.      Management Agreement with Jenswold,
         King & Associates............................................EX-99.B5.1

 4.      Management Agreement with Commonwealth
         Advisors, Inc................................................EX-99.B5.2

 5.      Management Agreement with Corbin & Company...................EX-99.B5.3

 6.      Proposed Management Agreement with Vuong
         Asset Management Company, LLC................................EX-99.B5.4

 7.      Amended and Restated Underwriting Agreement
         with AmeriPrime Financial Securities, Inc......................EX-99.B6

 8.      Appendix B to the Custody Agreement with
         Star Bank, N.A.................................................EX-99.B8

 9.      Opinion of Brown, Cummins & Brown Co., L.P.A..................EX-99.B10

 10.     Power of Attorney.............................................EX-99.POA